Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Depreciation Methods and Rates of Plant and Equipment

Plant and equipment, including major components, are depreciated using the following depreciation methods and rates for the year ended December 31, 2017:

Computer equipment	30% straight line method
Leasehold improvements	20% straight line method
Office furniture and equipment	10% straight line method
Vehicles	25% straight line method
Mine equipment and buildings	UOP method
Plant and equipment	UOP method

From October 1, 2015, to September 30, 2016, as a result of the impairment (note 6(b)), the expected life of plant and equipment at the San Francisco Mine was revised to align to the updated mine plan. The associated depreciation rates were updated as follows, with no changes in the depreciation method:

Computer equipment	33% straight line method
Leasehold improvements	33% straight line method
Office furniture and equipment	33% straight line method
Vehicles	33% straight line method
Mine equipment and buildings	UOP method
Plant and equipment	UOP method